Changes to the presentation of dividend income and expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes To Presentation Of Dividend Income Expense [Line Items]
Interest income from financial instruments measured at fair value through profit or loss	$ (2,308)	$ (1,762)
Interest expense from financial instruments measured at fair value through profit or loss	1,331	1,190
Net interest income	(976)	(572)
Other net income from financial instruments measured at fair value through profit or loss	976	572
UBS AG
Disclosure Of Changes To Presentation Of Dividend Income Expense [Line Items]
Interest income from financial instruments measured at fair value through profit or loss	(2,308)	(1,762)
Interest expense from financial instruments measured at fair value through profit or loss	1,331	1,190
Net interest income	(976)	(572)
Other net income from financial instruments measured at fair value through profit or loss	$ 976	$ 572